Other Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Amortization expenses recorded in selling, general and administrative expenses	$ 163.8	$ 75.8	$ 77.3